RELATED PARTY TRANSACTIONS (Details) - Octopus share purchase - USD ($)		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Reimbursement expenses incurred		$ 11,000,000
Sale of Stock, Number of Shares Issued in Transaction	28,572
Sale of Stock, Price Per Share	$ 70.00
Accounts payable and accrued expenses
Related Party Transaction [Line Items]
Reimbursement expenses incurred		$ 0